Intangible assets - Schedule of Goodwill attributed to cash-generating units (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	$ 2,949	$ 2,860
United States
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	1,002	968
Türkiye
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	414	370
Greater China
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	160	158
India
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	827	838
Mexico
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	185	189
Other cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	$ 361	$ 337